Pensions and Other Postretirement Benefits (Funding Policy and Plan Asset Allocation) (Details) - Pensions [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Going concern basis excess (deficit) funded status		$ 3,300
Solvency basis excess (deficit) funded status		$ 500
Expected going concern basis excess (deficit) funded status	$ 3,500
Expected solvency basis excess (deficit) funded status	500
Cash contribution to pension plan, expected to be	135
Actual contributions for all pension plans contributed in next fiscal year	$ 59
Policy	100.00%
Actual plan asset allocation	100.00%	100.00%
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	3.00%
Actual plan asset allocation	3.00%	3.00%
Bonds and mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	35.00%
Actual plan asset allocation	36.00%	35.00%
Percentage of bonds guaranteed by governments and corporate entities (in hundredths)	80.00%	80.00%
Emerging Market Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	1.50%
Actual plan asset allocation	3.00%	3.00%
Private Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	1.50%
Actual plan asset allocation	3.00%	2.00%
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	40.00%
Actual plan asset allocation	37.00%	33.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	1.00%	2.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	12.00%	22.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	2.00%	2.00%
Oil and Gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	7.00%
Actual plan asset allocation	5.00%	6.00%
Infrastructure and private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	3.00%	4.00%
Absolute return [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	10.00%
Actual plan asset allocation	10.00%	10.00%
Risk-factor allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	0.00%
Actual plan asset allocation	1.00%	2.00%
Investment Related Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	(6.00%)
Actual plan asset allocation	(3.00%)	0.00%
Bonds and derivative financial instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	45.00%
Derivative financial instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	10.00%